JPMORGAN TRUST III
270 PARK AVENUE
NEW YORK, NEW YORK 10017
March 1, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust III (the “Trust”), on behalf of
JPMorgan Multi-Manager Alternatives Fund (the “Fund”)
File Nos. 333-192502 and 811-22915
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Fund do not differ from the prospectuses contained in the Post-Effective Amendment No. 10 (Amendment No. 12 under the Investment Company Act of 1940) filed electronically on February 22, 2019.
Please contact the undersigned at 212-648-0919 if you have any questions concerning this filing.
Very truly yours,
/s/ Carmine Lekstutis

Carmine Lekstutis
Assistant Secretary